Fair Value Measurements - Summary of Change in the Fair Value of Warrant Liabilities (Detail) - Warrant [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value	$ 0
Change in fair value	(1,776,543)
Transfer to Level 2	(4,288,207)
Fair value	0
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value	0
Change in fair value	309,450
Transfer to Level 1	(10,521,324)
Fair value	0
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value	0
Change in fair value	(1,467,093)
Transfer to Level 1	(10,521,324)
Transfer to Level 2	(4,288,207)
Fair value	0
IPO [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement	5,940,000
IPO [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement	9,900,000
IPO [Member] | Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement	15,840,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement	124,750
Over-Allotment Option [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement	311,874
Over-Allotment Option [Member] | Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement	$ 436,624